Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	METROPOLITAN SERIES FUND
Central Index Key	0000710826
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 21, 2012
Prospectus Date	Apr 30, 2012

MFS® VALUE PORTFOLIO

A SERIES OF METROPOLITAN SERIES FUND

SUPPLEMENT DATED DECEMBER 21, 2012

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 30, 2012

IMPORTANT NOTICE TO INVESTORS

As of December 21, 2012, MFS® Value Portfolio (the "Portfolio") began offering Class D shares, in addition to the Class A, Class B and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are hereby amended to add the following disclosure.

MFS® Value Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B, Class D and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row with the date of the prospectus with the following:

April 30, 2012, as supplemented December 21, 2012

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you

pay each year as a percentage of the value of your investment)

	Class A	Class B	Class D		Class E
Management Fees	0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees	None	0.25%	0.10%		0.15%
Other Expenses	0.03%	0.03%	0.03	%(2)	0.03%

Total Annual Portfolio Operating Expenses	0.73%	0.98%	0.83%		0.88%
Fee Waiver(1)	(0.13%)	(0.13%)	(0.13%)		(0.13%)

Net Operating Expenses(1)	0.60%	0.85%	0.70%		0.75%

(1)	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to 0.65% for the first $200 million of the Portfolio's average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

(2)	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$61	$220	$393	$894
Class B	$87	$299	$529	$1,190
Class D	$72	$252	$448	$1,013
Class E	$77	$268	$475	$1,072

Add the following sentence after the second paragraph under "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus:

Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	msf3_SupplementTextBlock

MFS® VALUE PORTFOLIO

A SERIES OF METROPOLITAN SERIES FUND

SUPPLEMENT DATED DECEMBER 21, 2012

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 30, 2012

IMPORTANT NOTICE TO INVESTORS

As of December 21, 2012, MFS® Value Portfolio (the "Portfolio") began offering Class D shares, in addition to the Class A, Class B and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are hereby amended to add the following disclosure.

MFS® Value Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B, Class D and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row with the date of the prospectus with the following:

April 30, 2012, as supplemented December 21, 2012

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you

pay each year as a percentage of the value of your investment)

	Class A	Class B	Class D		Class E
Management Fees	0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees	None	0.25%	0.10%		0.15%
Other Expenses	0.03%	0.03%	0.03	%(2)	0.03%

Total Annual Portfolio Operating Expenses	0.73%	0.98%	0.83%		0.88%
Fee Waiver(1)	(0.13%)	(0.13%)	(0.13%)		(0.13%)

Net Operating Expenses(1)	0.60%	0.85%	0.70%		0.75%

(1)	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to 0.65% for the first $200 million of the Portfolio's average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

(2)	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$61	$220	$393	$894
Class B	$87	$299	$529	$1,190
Class D	$72	$252	$448	$1,013
Class E	$77	$268	$475	$1,072

Add the following sentence after the second paragraph under "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus:

Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.

MFS Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msf3_SupplementTextBlock

MFS® VALUE PORTFOLIO

A SERIES OF METROPOLITAN SERIES FUND

SUPPLEMENT DATED DECEMBER 21, 2012

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 30, 2012

IMPORTANT NOTICE TO INVESTORS

As of December 21, 2012, MFS® Value Portfolio (the "Portfolio") began offering Class D shares, in addition to the Class A, Class B and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are hereby amended to add the following disclosure.

MFS® Value Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B, Class D and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row with the date of the prospectus with the following:

April 30, 2012, as supplemented December 21, 2012

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you

pay each year as a percentage of the value of your investment)

	Class A	Class B	Class D		Class E
Management Fees	0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees	None	0.25%	0.10%		0.15%
Other Expenses	0.03%	0.03%	0.03	%(2)	0.03%

Total Annual Portfolio Operating Expenses	0.73%	0.98%	0.83%		0.88%
Fee Waiver(1)	(0.13%)	(0.13%)	(0.13%)		(0.13%)

Net Operating Expenses(1)	0.60%	0.85%	0.70%		0.75%

(1)	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to 0.65% for the first $200 million of the Portfolio's average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

(2)	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$61	$220	$393	$894
Class B	$87	$299	$529	$1,190
Class D	$72	$252	$448	$1,013
Class E	$77	$268	$475	$1,072

Add the following sentence after the second paragraph under "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus:

Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.
MFS Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	220
5 Years	rr_ExpenseExampleNoRedemptionYear05	393
10 Years	rr_ExpenseExampleNoRedemptionYear10	894
MFS Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	299
5 Years	rr_ExpenseExampleNoRedemptionYear05	529
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
MFS Value Portfolio | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	448
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,013
MFS Value Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	475
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,072

[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to 0.65% for the first $200 million of the Portfolio���s average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.
[2]	Estimated.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012